Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.98%	0.50%	0.85%
Expected life	8 months 1 day	1 year	3 years
Expected volatility	31.37%	34.64%	49.50%
Expected dividend yield	2.26%	1.31%	1.35%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.02%	1.24%	1.73%
Expected life	4 years 9 months 29 days	5 years	5 years
Expected volatility	49.63%	50.61%	55.94%
Expected dividend yield	2.54%	1.48%	2.02%